Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	35.00%	35.00%	35.00%
Other			(0.10%)
Effective income tax rate	35.00%	35.00%	34.90%